INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2014
Income Taxes Tables
Provision for income taxes

The income tax benefit differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income for the nine months ended September 30, 2014 due to the following:

Computed “expected” tax benefit	(35.0%)
Increase (decrease) in income taxes resulting from:
State taxes, net of federal benefit	(5.2%)
Tax reporting differences due to the reverse acquisition	11.3%
Increase in the valuation reserve	28.9%
0.0%

Deferred tax assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at September 30, 2014 are as follows:

Deferred tax assets:
Net operating loss carryforward	$27,000
Stock-based compensation	189,000
Valuation allowance	(216,000)
Deferred tax assets	$—